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                    WARBURG, PINCUS INSTITUTIONAL FUND, INC.



         I, the undersigned, a duly elected officer of the Warburg, Pincus Institutional Fund, Inc., do hereby certify that (i) the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933, as amended, would not have differed from that contained in the most recent registration statement amendment, filed January 28, 1997, and (ii) the text of such amendment was filed electronically.



         IN WITNESS WHEREOF, I have signed this Certificate on this 29th day of January, 1997.



                                    WARBURG, PINCUS INSTITUTIONAL FUND, INC.



                                    By:/s/Janna Manes
                                    Name: Janna Manes
                                    Title: Assistant Secretary